Summary of Revenue and Gross Profit (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Revenue Recognition [Line Items]
Revenue	$ 653,437	$ 929,515	$ 2,143,707	$ 2,631,174	$ 3,539,595	$ 2,760,095
Cost of Revenue	283,043	294,942	790,687	823,347	1,124,121	825,834
Gross Profit	552,580	634,573	1,565,571	1,807,827	2,415,474	1,934,261
Originally reported [Member]
Revenue Recognition [Line Items]
Revenue					4,001,117	3,426,966
Cost of Revenue					1,585,643	1,492,705
Gross Profit					$ 2,415,474	$ 1,934,261